Summary of Future Minimum Payments for Noncancelable Operating Leases, Purchase Obligations and Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating Leases, 2013	$ 10.1
Operating Leases, 2014	8.8
Operating Leases, 2015	7.2
Operating Leases, 2016	5.6
Operating Leases, 2017	4.5
Operating Leases, Thereafter	13.3
Totals, Operating Leases	49.5
Purchase Obligations, 2013	136.9
Purchase Obligations, 2014	53.5
Purchase Obligations, 2015	38.6
Purchase Obligations, 2016	16.4
Purchase Obligations, 2017	4.8
Purchase Obligations, Thereafter	5.7
Totals, Purchase Obligations	255.9
Total, 2013	147.0
Total, 2014	62.3
Total, 2015	45.8
Total, 2016	22.0
Total, 2017	9.3
Total, Thereafter	19.0
Totals	$ 305.4